Investment Securities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Investment Securities [Line Items]
Investment securities other than Securities available-for-sale or being held-to-maturity, carrying value	¥ 848,321		¥ 864,052
Fair value of investment securities held by certain subsidiaries	26,464		25,900
Amount of cost-method investments, fair value estimated by commonly accepted valuation techniques	297,120		357,805
Amount of cost-method investments, test performed to determine whether any impairment indicator existed	551,201		506,247
Aggregate costs of cost-method investments, not estimated at the fair value	547,938		503,671
Impairment losses recognized on cost-method investment	2,621	1,733
Gross realized gains on sales of investment securities available-for-sale	160,543	156,212
Gross realized losses on sales of investment securities available-for-sale	38,487	11,730
Carrying value of transferred securities from Securities being held-to-maturity		47,566
Losses on sale of transferred securities from Securities being held-to-maturity		1,518
Carrying value of Securities being held-to-maturity originally classified as Securities available-for-sale		12,356
Other-than-temporary impairment losses included in Investment securities gains (losses), net	4,127	120,660
Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses from Securities available-for-sale	1,304	6,175
Cumulative decline in fair value of the credit impaired securities	7,559	18,413
Credit loss component of impairment losses recognized in earnings	17,015	30,121	24,525	30,066
Other component of impairment losses recognized in accumulated other comprehensive income (loss) before taxes	9,456	11,708
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses from Securities available-for-sale		112,752
Nonmarketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses from Securities available-for-sale	¥ 2,621
Minimum [Member]
Investment Securities [Line Items]
Fair value of the investment has been below cost to be deemed as other-than-temporary, month	6 months
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value	20.00%